CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Capital Stock and additional paid-in capital	Treasury Stock	Share-based Compensation	Contingently Issuable Shares	Accumulated (Deficit) Retained Earnings	Available-for-sale Securities	Securities at Fair Value Through Other Comprehensive Income	Defined Benefit Obligations	Currency Translation Adjustment	Share-holders' Equity	Non-controlling Interests	Total
Balance at Dec. 31, 2016	$ 419,916	$ (61,085)	$ 13,790	$ 1,627	$ (88,920)	$ (29)		$ (307)	$ 42,528	$ 327,520	$ 1,910	$ 329,430
Balance (in shares) at Dec. 31, 2016	17,315,673	(4,687,218)
Repurchase and cancellation of shares and cancellation of shares and equity instruments	$ (2,856)			(1,627)	3,165					(1,318)		(1,318)
Repurchase and cancellation of shares and cancellation of shares and equity instruments (in shares)	(90,000)
Plan of arrangement - purchase of fractional shares	$ (41)									(41)		(41)
Plan of arrangement - purchase of fractional shares (in shares)	(3,654)
Plan of arrangement - cash distributions	$ (2)									(2)		(2)
Plan of arrangement - offsetting deficit	(87,850)				87,850
Plan of arrangement - share capital restructuring	$ (17,019)	$ 58,442			(41,423)
Plan of arrangement - share capital restructuring (in shares)	(4,621,571)	4,621,571
Shares issued to non-controlling interests											1,177	1,177
Net (loss) income					(47,855)					(47,855)	790	(47,065)
Dividends paid											(1,601)	(1,601)
Share based compensation			2,876							2,876		2,876
Loss on disposition of shares in a subsidiary								88		88		88
Net fair value (loss) gain						490				490		490
Net (loss) gain on remeasurements								219		219		219
Net exchange differences									(4,197)	(4,197)	(107)	(4,304)
Balance at Dec. 31, 2017	$ 312,148	$ (2,643)	16,666		(87,183)	461			38,331	277,780	2,169	279,949
Balance (in shares) at Dec. 31, 2017	12,600,448	(65,647)
Balance at Dec. 31, 2016	$ 419,916	$ (61,085)	13,790	$ 1,627	(88,920)	(29)		$ (307)	42,528	327,520	1,910	329,430
Balance (in shares) at Dec. 31, 2016	17,315,673	(4,687,218)
Balance at Dec. 31, 2018	$ 312,148	$ (2,643)	16,735		19,333		$ (141)		40,944	386,376	8,030	394,406
Balance (in shares) at Dec. 31, 2018	12,600,448	(65,647)
Balance at Dec. 31, 2017	$ 312,148	$ (2,643)	16,666		(87,183)	461			38,331	277,780	2,169	279,949
Balance (in shares) at Dec. 31, 2017	12,600,448	(65,647)
Change in accounting policy (see Note 2B(i))					524	$ (461)	(63)
Net (loss) income					112,276					112,276	(65)	112,211
Dividends paid											(805)	(805)
Return of capital											(52)	(52)
Share based compensation			69							69		69
Loss on disposition of shares in a subsidiary					(6,284)				(157)	(6,441)	6,441
Net fair value loss							(78)			(78)		(78)
Net exchange differences									2,770	2,770	342	3,112
Balance at Dec. 31, 2018	$ 312,148	$ (2,643)	16,735		19,333		(141)		40,944	386,376	8,030	394,406
Balance (in shares) at Dec. 31, 2018	12,600,448	(65,647)
Shares issued to non-controlling interests					229					229	510	739
Net (loss) income					(18,553)					(18,553)	150	(18,403)
Exercise of stock options	$ 339		(108)							231		231
Exercise of stock options (in shares)	20,000
Net fair value loss							(4)			(4)		(4)
Net exchange differences									(14,667)	(14,667)	(288)	(14,955)
Balance at Dec. 31, 2019	$ 312,487	$ (2,643)	$ 16,627		$ 1,009		$ (145)		$ 26,277	$ 353,612	$ 8,402	$ 362,014
Balance (in shares) at Dec. 31, 2019	12,620,448	(65,647)